Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 5,163	£ 4,883
Other non-contract fee income	101	79
Fee and commission income	5,264	4,962
Fee and commission expense	(1,758)	(1,742)
Net fee and commission income	3,506	3,220
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,720	1,878
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	626	448
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,177	1,058
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,571	1,442
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	69	57
Operating segments | Barclays UK Corporate Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	292	286
Other non-contract fee income	14	14
Fee and commission income	306	300
Fee and commission expense	(46)	(49)
Net fee and commission income	260	251
Operating segments | Barclays UK Corporate Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	229	229
Operating segments | Barclays UK Corporate Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	58	51
Operating segments | Barclays UK Corporate Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5	6
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	280	262
Other non-contract fee income	0	0
Fee and commission income	280	262
Fee and commission expense	(21)	(19)
Net fee and commission income	259	243
Operating segments | Barclays Private Bank and Wealth Management | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	14	15
Operating segments | Barclays Private Bank and Wealth Management | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	174	166
Operating segments | Barclays Private Bank and Wealth Management | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	91	79
Operating segments | Barclays Private Bank and Wealth Management | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays Private Bank and Wealth Management | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	2
Operating segments | Barclays Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,203	2,857
Other non-contract fee income	87	65
Fee and commission income	3,290	2,922
Fee and commission expense	(738)	(677)
Net fee and commission income	2,552	2,245
Operating segments | Barclays Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	165	171
Operating segments | Barclays Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	452	282
Operating segments | Barclays Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,086	979
Operating segments | Barclays Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,451	1,391
Operating segments | Barclays Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	49	34
Operating segments | Barclays US Consumer Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,267	1,333
Other non-contract fee income	0	0
Fee and commission income	1,267	1,333
Fee and commission expense	(921)	(959)
Net fee and commission income	346	374
Operating segments | Barclays US Consumer Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,205	1,333
Operating segments | Barclays US Consumer Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	62	0
Operating segments | Barclays US Consumer Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	121	145
Other non-contract fee income	0	0
Fee and commission income	121	145
Fee and commission expense	(32)	(38)
Net fee and commission income	89	107
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	107	130
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 14	£ 15